SUPPLEMENT TO

CALVERT TAX-FREE RESERVES
Vermont Municipal Portfolio

Prospectus dated April 30, 2008
Date of Supplement:  March 18, 2009

James O’Boyle no longer serves as a portfolio manager of the Fund.  The “Portfolio Management Team” section on page 11 is hereby amended to delete the reference to Mr. O’Boyle.